Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 130,730,553	¥ 128,397,012
Loans Held for Sale	948,192	971,514
Past Due 90 Days and Accruing	12,001	20,148
Unearned income, unamortized premiums—net and deferred loan fees—net	(485,190)	(486,709)
Total	130,245,363	127,910,303
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	315,538	328,332
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	342,715	294,285
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	658,253	622,617
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	129,124,108	126,802,881
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,421,037	12,497,378
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	3,384	3,837
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	32,170	33,943
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	10,943	11,980
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	43,113	45,923
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,377,924	12,451,455
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	484,879	484,850
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,590	15,790
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	29,151	28,388
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,741	44,178
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	440,138	440,672
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,015,732	8,805,112
Loans Held for Sale	11,285	17,930
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	232,459	247,919
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	236,768	189,558
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	469,227	437,477
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,535,220	8,349,705
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,992,099	1,758,167
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	25,262	23,125
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	33,647	28,553
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	58,909	51,678
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,933,190	1,706,489
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	62,180,544	57,498,290
Loans Held for Sale	139,218	112,496
Past Due 90 Days and Accruing	3,441	3,004
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,373	6,108
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,091	8,289
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	17,464	14,397
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	62,023,862	57,371,397
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	44,636,262	47,353,215
Loans Held for Sale	797,689	841,088
Past Due 90 Days and Accruing	5,176	13,307
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	684	1,447
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	24,115	27,517
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	24,799	28,964
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 43,813,774	¥ 46,483,163